Property and equipment detail, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
[LandMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment	$ 11,109
[BuildingMember]
Property, Plant and Equipment [Line Items]
Additions in property and equipment	$ 10,391